John Hancock Funds III

John Hancock Global Shareholder Yield Fund

Supplement Dated June 25, 2007

to the Class I Shares Prospectus

Dated March 1, 2007

Under the “Your account” – “Transaction policies” section under the heading “Exchanges,” the following paragraph has been added:

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status and Taxation of Each Fund” in the Statement of Additional Information for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

3201PS2 6/07

John Hancock Funds III

John Hancock Classic Value Mega Cap Fund

Supplement Dated June 25, 2007

to the Class I Shares Prospectus

Dated March 1, 2007

Under the “Your account” – “Transaction policies” section under the heading “Exchanges,” the following paragraph has been added:

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status and Taxation of Each Fund” in the Statement of Additional Information for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

322IPS 6/07

John Hancock Funds III

John Hancock Global Shareholder Yield Fund

John Hancock Classic Value Mega Cap Fund

Supplement dated June 25, 2007

to the Statement of Additional Information

Dated March 1, 2007

Under the “ADDITIONAL SERVICES AND PROGRAMS” section under the heading “Exchange Privilege” the following paragraph has been added:

Under certain circumstances, an investor who purchases Class I Shares pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See “Tax Status and Taxation of Each Fund” for information regarding taxation upon the redemption or exchange of shares of the Funds.

---------------------------------------------------------------------------------------------------------

Effective July 1, 2007, under the “SALES COMPENSATION” section, under the “Annual Compensation” heading, the last sentence has been amended and restated to read:

These service and distribution fees are paid monthly in arrears.

Effective July 1, 2007, under the “SALES COMPENSATION” section, under the “First Year Broker or Other Selling Firm Compensation” chart in the second footnote, the fourth sentence has been amended and restated to read:

Monthly payments are made in arrears.

---------------------------------------------------------------------------------------------------------

Under the “LEGAL AND REGULATORY MATTERS” section the following paragraph has been added:

On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and three of its affiliates including John Hancock Funds, LLC (the “Distributor”) (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil     penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. The Distributor and another of the John Hancock Affiliates agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

JHFIIISAIS2 6/07

3